UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.K. Kellogg Foundation Trust

Address:   The Bank of New York Mellon Trust Co. NA
           500 Grant Street, Room 151-0410
           Pittsburgh, PA 15258


Form 13F File Number: 028-15333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dana Luksic
Title:  Vice President, Corporate Trustee
Phone:  (412) 234-3510

Signature,  Place,  and  Date  of  Signing:

/s/ Dana Luksic                    Pittsburgh, PA                     5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

NOTE: The reporting person shares investment discretion with The Bank of New York Mellon Trust Company, NA ("BONY Trust Co.") over a position in Kellogg Co. common stock, CUSIP 487836108, which, as of March 31, 2013, included 74,474,190 shares valued at approximately $4.8 billion. This position has been reported by BONY Trust Co., in the Form 13F for Q1 2013 filed by BONY Trust Co.'s parent, The Bank of New York Mellon Corporation.

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12592        The Bank of New York Mellon Corporation
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               4

Form 13F Information Table Value Total:  $       98,196
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ISHARES GOLD TRUST           ISHARES          464285105   14,029   903,931 SH       SOLE                  903,931      0    0
ISHARES TR                   MSCI ACWI INDX   464288257   52,653 1,037,500 SH       SOLE                1,037,500      0    0
MARKET VECTORS ETF TR        RVE HARD ETF     57060U795   17,483   482,518 SH       SOLE                  482,518      0    0
VANGUARD INTL EQUITY INDEX F FTSE EMR MKT ETF 922042858   14,031   327,100 SH       SOLE                  327,100      0    0


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